Long-term debt - Convertible debentures (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CAD ($) $ / shares	Dec. 31, 2022 CAD ($)	Jun. 01, 2021 CAD ($)	Jun. 01, 2021 $ / shares	Mar. 20, 2019 CAD ($)	Mar. 20, 2019 $ / shares
Debt Instrument [Line Items]
Debt issuance costs	$ 3,514	$ 4,371
Convertible debentures
Debt Instrument [Line Items]
Long-term debt, gross	$ 129,750	129,750
Redemption price as a percentage of the principal amount	101.00%
Convertible debentures | 5.50% convertible debentures
Debt Instrument [Line Items]
Long-term debt, gross	$ 74,750	74,750
Interest rate	5.50%		5.50%
Conversion price (in CAD per share) | (per share)	$ 0.192			$ 24.50
Debt issuance costs			$ 3,531
Redemption price as a percentage of the principal amount	125.00%
Convertible debentures | 5.00% convertible debentures
Debt Instrument [Line Items]
Long-term debt, gross	$ 55,000	$ 55,000
Interest rate	5.00%				5.00%
Conversion price (in CAD per share) | (per share)	$ 0.12					$ 25.60
Debt issuance costs					$ 2,691